DEBT (Details 2)	Dec. 31, 2023 USD ($)
DEBT
2024	$ 4,913,879
2025	2,110,000
2026	0
2027	0
2028	0
Thereafter	20,400
Future maturity	7,044,279
Less - Discounts	(3,429,039)
Net future maturity	$ 3,615,240